                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:   April 30, 2009
                         -------------------------

Item 1. Reports to Stockholders

       2009 SEMI-ANNUAL REPORT


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund
     SunAmerica
     Alternative Strategies Fund

                                    [GRAPHIC]



[LOGO]
Sun America
Mutual Funds
www.sunamericafunds.com

                        TABLE OF CONTENTS


              MESSAGE FROM THE PRESIDENT.....................  1
              EXPENSE EXAMPLE................................  2
              STATEMENT OF ASSETS AND LIABILITIES............  4
              STATEMENT OF OPERATIONS........................  6
              STATEMENT OF CHANGES IN NET ASSETS.............  7
              FINANCIAL HIGHLIGHTS...........................  8
              PORTFOLIO OF INVESTMENTS....................... 11
              NOTES TO FINANCIAL STATEMENTS.................. 18
              APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY
              AGREEMENT...................................... 30

        A MESSAGE FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the semi-annual report for the SunAmerica High Watermark Funds and the SunAmerica Alternative Strategies Fund for the period ended April 30, 2009.

These unique Funds offer investors important tools with which to build a diversified portfolio. The High Watermark Funds, subject to certain conditions, offer a feature that is designed to preserve both principal and the investment gains generated during the life of each Fund.

The SunAmerica Alternative Strategies Fund, launched November 4, 2008, is an open-end mutual fund that seeks to provide long term total return by utilizing an actively-managed, quantitative investment process to provide commodity and hedge fund exposure. The Fund may provide investors with a way to achieve diversification in their portfolio since the returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments.

Investing in funds that help provide diversification was particularly timely in the six-month period. The economy continued to deteriorate during the period, creating great uncertainty among consumers, businesses and investors. Despite an equity rally at the end of the period, the S&P 500 Index returned -8.53%. Commodities, as represented by the S&P GSCI Total Return Index, showed an even greater decline, returning -34.65% during the six-month period. In this time of volatility and uncertainty, investors rushed to the safety of U.S. Treasury Bonds. The 10-year Treasury Bond began the period with daily yields at 3.95%, hit a low of 2.05% and ended the period with a 3.12% yield. In contrast to the S&P 500 during the six-month period, the 10-year Treasury Bond delivered a positive 8.88% return.

On the following pages, you will find unaudited financial statements and portfolio information for the High Watermark Funds and the SunAmerica Alternative Strategies Fund for the period ended April 30, 2009. We believe that these funds provide investors with important tools in building a diversified portfolio and in attempting to manage risk. We strongly recommend that you contact your financial adviser to make certain that your portfolio is tailored to your individual investment goals and risk tolerance levels. After the dramatic downturn in both the economy and the markets, this is more important than ever.

We thank you for including SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
SunAmerica Asset Management Corp.
--------
Past performance is no guarantee of future results.

The S&P 500 Index is an unmanaged, broad-based, market-cap weighted index of 500 stocks. The S&P GSCI Total Return Index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, and liquid futures markets. S&P GSCI is a registered service mark and trademark of Standard & Poor's. Indices are not managed and an investor cannot invest directly in an index.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed-income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund linked instruments.

        AIG SERIES TRUST
        EXPENSE EXAMPLE -- April 30, 2009 -- (unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2008 and held until April 30, 2009.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period ended April 30, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period ended April 30, 2009" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period ended April 30, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period ended April 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period ended April 30, 2009" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period ended April 30, 2009" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period ended April 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG SERIES TRUST
        EXPENSE EXAMPLE -- April 30, 2009 -- (unaudited) (continued)

                                                           ACTUAL                                     HYPOTHETICAL
                                        --------------------------------------------- ------------------------------
                                                                                                     ENDING ACCOUNT
                                                        ENDING ACCOUNT  EXPENSES PAID                 VALUE USING A
                                          BEGINNING      VALUE USING     DURING THE     BEGINNING    HYPOTHETICAL 5%
                                        ACCOUNT VALUE  ACTUAL RETURN AT PERIOD ENDED  ACCOUNT VALUE  ASSUMED RETURN
                                        AT NOVEMBER 1,    APRIL 30,       APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,
                                             2008            2009           2009*          2008           2009
                                        -------------- ---------------- ------------- -------------- ---------------
2015 HIGH WATERMARK FUND
  Class A#.............................   $1,000.00       $1,073.26        $ 7.45       $1,000.00       $1,017.60
  Class C#.............................   $1,000.00       $1,069.48        $10.78       $1,000.00       $1,014.38
  Class I#.............................   $1,000.00       $1,075.45        $ 5.04       $1,000.00       $1,019.93
2020 HIGH WATERMARK FUND
  Class A#.............................   $1,000.00       $1,066.03        $ 8.04       $1,000.00       $1,017.01
  Class C#.............................   $1,000.00       $1,061.40        $11.35       $1,000.00       $1,013.79
  Class I#.............................   $1,000.00       $1,066.87        $ 5.64       $1,000.00       $1,019.34
SUNAMERICA ALTERNATIVE STRATEGIES FUND
  Class A#@............................   $1,000.00       $  925.00        $ 8.07       $1,000.00       $1,016.27
  Class C#@............................   $1,000.00       $  923.00        $11.11       $1,000.00       $1,013.04
  Class W#@............................   $1,000.00       $  927.00        $ 7.14       $1,000.00       $1,017.26

                                        --------------

                                        EXPENSES PAID
                                         DURING THE     EXPENSE
                                        PERIOD ENDED  RATIO AS OF
                                          APRIL 30,    APRIL 30,
                                            2009*        2009*
                                        ------------- -----------
2015 HIGH WATERMARK FUND
  Class A#.............................    $ 7.25        1.45%
  Class C#.............................    $10.49        2.10%
  Class I#.............................    $ 4.91        0.98%
2020 HIGH WATERMARK FUND
  Class A#.............................    $ 7.85        1.57%
  Class C#.............................    $11.08        2.22%
  Class I#.............................    $ 5.51        1.10%
SUNAMERICA ALTERNATIVE STRATEGIES FUND
  Class A#@............................    $ 8.60        1.72%
  Class C#@............................    $11.83        2.37%
  Class W#@............................    $ 7.60        1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days for High Watermark Funds and 178 days for SunAmerica Alternative Strategies Fund divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Period ended April 30, 2009" and the "Expense Ratios" would have been higher.
@  Commencement of operations on November 4, 2008.

        AIG SERIES TRUST
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2009 -- (unaudited)

                                                                                   SUNAMERICA
                                                     2015 HIGH      2020 HIGH      ALTERNATIVE
                                                   WATERMARK FUND WATERMARK FUND STRATEGIES FUND
                                                   -------------- -------------- ---------------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*..................................  $185,078,323   $ 50,485,939   $111,470,282
Short-term investment securities, at market value
 (unaffiliated)*..................................    44,994,513     14,997,608     73,951,744
Repurchase agreements (cost approximates market
 value)...........................................    13,373,000      4,494,000      8,675,000
                                                    ------------   ------------   ------------
 Total investments................................   243,445,836     69,977,547    194,097,026
                                                    ------------   ------------   ------------
Cash..............................................           337            944            901
Receivable for:
 Shares of beneficial interest sold...............        67,065        139,053        485,057
 Dividends and interest...........................             4              1        288,716
Prepaid expenses and other assets.................         5,576          4,995          4,693
Due from investment adviser for expense
 reimbursements/fee waivers.......................        77,511         12,492        306,691
Variation margin on futures contracts.............            45             45             --
                                                    ------------   ------------   ------------
 Total assets.....................................   243,596,374     70,135,077    195,183,084
                                                    ------------   ------------   ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...........        84,872          1,035          3,562
 Investment advisory and management fees..........       131,174         38,048        157,824
 Distribution and service maintenance fees........       119,447         28,294         57,899
 Transfer agent fees and expenses.................        52,014         16,845         36,098
 Trustees' fees and expenses......................           482            689            318
 Other accrued expenses...........................        99,651         35,611        374,467
Variation margin on futures contracts.............            --             --         11,420
                                                    ------------   ------------   ------------
 Total liabilities................................       487,640        120,522        641,588
                                                    ------------   ------------   ------------
NET ASSETS........................................  $243,108,734   $ 70,014,555   $194,541,496
                                                    ============   ============   ============
NET ASSETS REPRESENTED BY:
Paid-in capital...................................   260,987,581     90,548,767    206,782,018
Accumulated undistributed net investment income
 (loss)...........................................       991,589        347,111       (488,096)
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts and
 options contracts................................   (34,174,994)   (23,434,814)   (18,136,339)
Unrealized appreciation (depreciation) on
 investments......................................    15,299,810      2,548,743      3,157,878
Unrealized appreciation (depreciation) on futures
 contracts........................................         4,748          4,748      3,226,035
                                                    ------------   ------------   ------------
NET ASSETS........................................  $243,108,734   $ 70,014,555   $194,541,496
                                                    ============   ============   ============
* Cost
 Long-term investment securities (unaffiliated)...  $169,778,513   $ 47,937,196   $108,421,199
                                                    ============   ============   ============
 Short-term investment securities (unaffiliated)..  $ 44,994,513   $ 14,997,608   $ 73,842,949
                                                    ============   ============   ============

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- April 30, 2009 -- (unaudited) (continued)


                                                                                   SunAmerica
                                                     2015 High      2020 High      Alternative
                                                   Watermark Fund Watermark Fund Strategies Fund
                                                   -------------- -------------- ---------------
Class A (unlimited shares authorized):
Net assets........................................  $118,176,011   $41,270,775    $186,512,641
Shares of beneficial interest issued and
 outstanding......................................    12,094,617     5,103,541      20,155,357
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge)....................................  $       9.77   $      8.09    $       9.25
Maximum sales charge (5.75% of offering price)....  $       0.60   $      0.49    $       0.56
                                                    ------------   -----------    ------------
Maximum offering price to public..................  $      10.37   $      8.58    $       9.81
                                                    ============   ===========    ============
Class C (unlimited shares authorized):
Net assets........................................  $ 95,144,270   $16,187,207    $  5,829,467
Shares of beneficial interest issued and
 outstanding......................................     9,792,456     2,010,399         631,805
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge)...........................  $       9.72   $      8.05    $       9.23
                                                    ============   ===========    ============
Class I (unlimited shares authorized):
Net assets........................................  $ 29,788,453   $12,556,573    $         --
Shares of beneficial interest issued and
 outstanding......................................     3,038,989     1,548,540              --
Net asset value, offering and redemption price
 per share........................................  $       9.80   $      8.11    $         --
                                                    ============   ===========    ============
Class W (unlimited shares authorized):
Net assets........................................  $         --   $        --    $  2,199,388
Shares of beneficial interest issued and
 outstanding......................................            --            --         237,368
Net asset value, offering and redemption price
 per share........................................  $         --   $        --    $       9.27
                                                    ============   ===========    ============

See Notes to Financial Statements

        AIG SERIES TRUST
        STATEMENT OF OPERATIONS -- For the period ended April 30, 2009 -- (unaudited)

                                                                                     SUNAMERICA
                                                      2015 HIGH      2020 HIGH      ALTERNATIVE
                                                    WATERMARK FUND WATERMARK FUND STRATEGIES FUND+
                                                    -------------- -------------- ----------------
INVESTMENT INCOME:
Dividends (unaffiliated)...........................  $        --    $        --     $    553,068
Interest (unaffiliated)............................    3,454,123      1,109,365          455,896
                                                     -----------    -----------     ------------
 Total investment income...........................    3,454,123      1,109,365        1,008,964
                                                     -----------    -----------     ------------
Expenses:
 Investment advisory and management fees...........      773,032        222,421          865,556
 Distribution and service maintenance fees:
   Class A.........................................      203,908         71,213          295,862
   Class C.........................................      461,263         79,993           14,531
 Service fees:
   Class I.........................................       36,356         14,682               --
   Class W.........................................           --             --              856
 Transfer agent fees and expenses:
   Class A.........................................      136,165         49,551          187,789
   Class C.........................................      108,088         19,954            3,921
   Class I.........................................       32,773         13,765               --
   Class W.........................................           --             --            1,871
 Registration fees:
   Class A.........................................        9,793          9,319           45,367
   Class C.........................................        9,809          6,011            1,145
   Class I.........................................       12,755          6,077               --
   Class W.........................................           --             --              639
 Custodian and accounting fees.....................       33,057         16,695           27,344
 Reports to shareholders...........................       30,489          9,760            8,943
 Audit and tax fees................................       13,494         13,496           19,959
 Legal fees........................................        6,825          5,624          407,339
 Trustees' fees and expenses.......................       14,517          4,805            6,598
 Fees paid to Prudential Global Funding, Inc.
   (Note 1)........................................      416,248        119,765               --
 Other expenses....................................       13,177         10,261           10,382
                                                     -----------    -----------     ------------
   Total expenses before fee waivers, expense
    reimbursements, and custody credits............    2,311,749        673,392        1,898,102
   Fees waived and expenses reimbursed by
    investment advisor (Note 3)....................     (352,106)      (112,110)        (401,038)
   Custody credits earned on cash balances.........          (52)            --               (4)
                                                     -----------    -----------     ------------
   Net expenses....................................    1,959,591        561,282        1,497,060
                                                     -----------    -----------     ------------
Net investment income (loss).......................    1,494,532        548,083         (488,096)
                                                     -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments
 (unaffiliated)....................................      409,902        807,992      (15,921,134)
Net realized gain (loss) on futures contracts and
 options contracts.................................   (4,478,090)    (4,913,609)      (2,215,205)
                                                     -----------    -----------     ------------
Net realized gain (loss) on investments............   (4,068,188)    (4,105,617)     (18,136,339)
                                                     -----------    -----------     ------------
Change in unrealized appreciation (depreciation)
 on investments (unaffiliated).....................   16,020,673      4,991,524        3,157,878
Change in unrealized appreciation (depreciation)
 on futures contracts and options contracts........    2,721,080      2,670,394        3,226,035
                                                     -----------    -----------     ------------
Net unrealized gain (loss) on investments..........   18,741,753      7,661,918        6,383,913
                                                     -----------    -----------     ------------
Net realized and unrealized gain (loss) on
 investments.......................................   14,673,565      3,556,301      (11,752,426)
                                                     -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $16,168,097    $ 4,104,384     $(12,240,522)
                                                     ===========    ===========     ============

--------
+  For the period November 4, 2008 to April 30, 2009.

See Notes to Financial Statements

        AIG SERIES TRUST
        STATEMENT OF CHANGES IN NET ASSETS -- April 30, 2009

                                                                                                  SUNAMERICA
                                                                                                  ALTERNATIVE
                                          2015 HIGH WATERMARK FUND    2020 HIGH WATERMARK FUND  STRATEGIES FUND
                                         --------------------------  -------------------------  ---------------
                                         FOR THE SIX                 FOR THE SIX                FOR THE PERIOD
                                         MONTHS ENDED     FOR THE    MONTHS ENDED    FOR THE      NOVEMBER 4,
                                          APRIL 30,     YEAR ENDED    APRIL 30,    YEAR ENDED    2008@ THROUGH
                                             2009       OCTOBER 31,      2009      OCTOBER 31,  APRIL 30, 2009
                                         (UNAUDITED)       2008      (UNAUDITED)      2008        (UNAUDITED)
                                         ------------  ------------  ------------ ------------  ---------------
OPERATIONS:
 Net investment income (loss)........... $  1,494,532  $  3,455,916  $   548,083  $  1,415,551   $   (488,096)
 Net realized gain (loss) on investments   (4,068,188)  (28,502,360)  (4,105,617)  (18,666,599)   (18,136,339)
 Net unrealized gain (loss) on
   investments..........................   18,741,753    (5,600,999)   7,661,918    (5,599,436)     6,383,913
                                         ------------  ------------  -----------  ------------   ------------
Net Increase (decrease) in net assets
 resulting from operations..............   16,168,097   (30,647,443)   4,104,384   (22,850,484)   (12,240,522)
                                         ------------  ------------  -----------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........   (1,739,111)   (2,855,973)    (813,455)   (1,249,133)            --
 Net investment income (Class C)........     (912,472)   (1,200,606)    (219,641)     (364,151)            --
 Net investment income (Class I)........     (556,548)     (904,695)    (277,527)     (458,859)            --
 Net investment income (Class W)........                                                                   --
 Net realized gain on securities (Class
   A)...................................           --    (5,522,922)          --    (2,718,561)            --
 Net realized gain on securities (Class
   C)...................................           --    (2,959,957)          --    (1,025,858)            --
 Net realized gain on securities (Class
   I)...................................           --    (1,517,346)          --      (871,092)            --
 Net realized gain on securities (Class
   W)...................................           --            --           --            --             --
                                         ------------  ------------  -----------  ------------   ------------
Total distributions to shareholders.....   (3,208,131)  (14,961,499)  (1,310,623)   (6,687,654)            --
                                         ------------  ------------  -----------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM TRUST SHARE
 TRANSACTIONS (NOTE 6)..................    5,725,154    88,756,510    4,671,948    21,862,030    206,782,018
                                         ------------  ------------  -----------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.   18,685,120    43,147,568    7,465,709    (7,676,108)   194,541,496

NET ASSETS:
Beginning of period.....................  224,423,614   181,276,046   62,548,846    70,224,954   $         --
                                         ------------  ------------  -----------  ------------   ------------
End of period+.......................... $243,108,734  $224,423,614  $70,014,555  $ 62,548,846   $194,541,496
                                         ============  ============  ===========  ============   ============
--------
+ Includes accumulated undistributed
 net investment income (loss)........... $    991,589  $  2,705,188  $   347,111  $  1,109,651   $   (488,096)
                                         ============  ============  ===========  ============   ============

@  Commencement of operations.

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                                2015 HIGH WATERMARK FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
6/25/04@-
10/31/04      $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262     1.65%(3)
10/31/05       10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350     1.65
10/31/06       10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219     1.65
10/31/07       11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199     1.65
10/31/08       11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924     1.65
04/30/09(5)     9.24      0.07        0.61        0.68      (0.15)         --      (0.15)   9.77    7.33    118,176     1.45(3)
                                                                         CLASS C
                                                                         -------
6/25/04@-
10/31/04      $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239     2.30%(3)
10/31/05       10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569     2.30
10/31/06       10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450     2.30
10/31/07       11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232     2.30
10/31/08       11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196     2.30
04/30/09(5)     9.18      0.04        0.60        0.64      (0.10)         --      (0.10)   9.72    6.95     95,144     2.10(3)
                                                                         CLASS I
                                                                         -------
2/18/05#-
10/31/05      $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269     1.15%(3)
10/31/06       10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097     1.18
10/31/07       11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845     1.18
10/31/08       11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304     1.18
04/30/09(5)     9.29      0.09        0.61        0.70      (0.19)         --      (0.19)   9.80    7.54     29,788     0.98(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------






    1.29%(3)      0%
    2.12          1
    2.94          1
    3.09         14
    1.85         26
    1.45(3)       3



    0.65%(3)      0%
    1.47          1
    2.28          1
    2.44         14
    1.16         26
    0.80(3)       3



    2.73%(3)      1%
    3.42          1
    3.56         14
    2.34         26
    1.92(3)       3

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 10/31/08 4/30/09(3)(5)
                                         ----------- -------- -------- -------- -------- -------------
2015 High Watermark Fund Class A........    10.24%     0.13%    0.07%    0.08%    0.04%      0.24%
2015 High Watermark Fund Class C........    22.14      0.14     0.08     0.09     0.05       0.25
2015 High Watermark Fund Class I........       --      0.52     0.48     0.42     0.41       0.67

(5)Unaudited

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS -- (continued)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
6/25/04@-
10/31/04      $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 4,152     1.65%(3)
10/31/05       10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42    22,847     1.65
10/31/06       10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75    34,897     1.65
10/31/07       11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679     1.65
10/31/08       11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762     1.65
04/30/09(5)     7.74      0.07        0.44        0.51      (0.16)         --      (0.16)   8.09    6.60    41,271     1.57(3)
                                                                        CLASS C
                                                                        -------
6/25/04@-
10/31/04      $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 1,355     2.30%(3)
10/31/05       10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73     9,008     2.30
10/31/06       10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07    14,751     2.30
10/31/07       11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411     2.30
10/31/08       11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330     2.30
04/30/09(5)     7.69      0.04        0.43        0.47      (0.11)         --      (0.11)   8.05    6.14    16,187     2.22(3)
                                                                        CLASS I
                                                                        -------
2/18/05#-
10/31/05      $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $ 5,841     1.15%(3)
10/31/06       10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34    10,621     1.18
10/31/07       12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135     1.18
10/31/08       12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457     1.18
04/30/09(5)     7.79      0.09        0.43        0.52      (0.20)         --      (0.20)   8.11    6.69    12,557     1.10(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------






    1.23%(3)      0%
    2.07          0
    3.06          0
    3.27          4
    2.05         50
    1.67(3)      14



    0.59%(3)      0%
    1.41          0
    2.42          0
    2.62          4
    1.41         50
    1.02(3)      14



    2.73%(3)      0%
    3.55          0
    3.74          4
    2.53         50
    2.14(3)      14

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 10/31/08 4/30/09(3)(5)
                                         ----------- -------- -------- -------- -------- -------------
2020 High Watermark Fund Class A........    25.34%     0.43%    0.19%    0.17%    0.15%      0.25%
2020 High Watermark Fund Class C........    79.03      0.50     0.22     0.21     0.20       0.28
2020 High Watermark Fund Class I........       --      0.87     0.65     0.53     0.59       0.66

(5)Unaudited

See Notes to Financial Statements

        AIG SERIES TRUST
        FINANCIAL HIGHLIGHTS -- (continued)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                            SUNAMERICA ALTERNATIVE STRATEGIES FUND
                                                            --------------------------------------
                                                                            CLASS A
                                                                            -------
11/04/08@-
04/30/09(5)   $10.00     $(0.02)    $(0.73)     $(0.75)     $--          $--        $--   $9.25    (7.50)% $186,513
                                                                            CLASS C
                                                                            -------
11/04/08@-
04/30/09(5)   $10.00     $(0.04)    $(0.73)     $(0.77)     $--          $--        $--   $9.23    (7.70)% $  5,829
                                                                            CLASS W
                                                                            -------
11/04/08@-
04/30/09(5)   $10.00     $(0.01)    $(0.72)     $(0.73)     $--          $--        $--   $9.27    (7.30)% $  2,199

                      RATIO
                      OF NET
    RATIO OF        INVESTMENT
    EXPENSE         INCOME TO
   TO AVERAGE        AVERAGE      PORTFOLIO
NET ASSETS(3)(4) NET ASSETS(3)(4) TURNOVER
---------------- ---------------- ---------






      1.72%           (0.56)%        34%



      2.37%           (0.98)%        34%



      1.52%           (0.25)%        34%

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                                     04/30/09(3)(5)
                                                     --------------
            SunAmerica Alternative Strategies Fund
             Class A................................      0.46%
            SunAmerica Alternative Strategies Fund
             Class C................................      0.60
            SunAmerica Alternative Strategies Fund
             Class W................................      0.67

(5)Unaudited

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2009 -- (unaudited)

Industry Allocation*

                     U.S. Treasury Bonds............  67.2%
                     U.S. Government Treasury Bills.  18.5%
                     U.S. Government Agencies.......   8.9%
                     Repurchase Agreements..........   5.5%
                                                     -----
                                                     100.1%
                                                     =====

Credit Quality+#

                         Government -- Treasury.  88.3%
                         Government -- Agencies.  11.7
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG SERIES TRUST -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- April 30, 2009 -- (unaudited)

                                                    PRINCIPAL   MARKET VALUE
               SECURITY DESCRIPTION                  AMOUNT       (NOTE 2)
   -------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS -- 76.1%
   U.S. TREASURY BONDS -- 67.2%
     U.S. Treasury Bond STRIPS
      zero coupon due 08/15/15(3)
      (cost $148,281,161)........................ $192,555,000  $163,397,551
                                                                ------------
   U.S. GOVERNMENT AGENCIES -- 8.9%
   FEDERAL HOME LOAN MTG. CORP. -- 2.4%
     zero coupon due 11/24/14....................    2,260,000     1,866,749
     zero coupon due 06/01/15....................    5,000,000     4,044,685
                                                                ------------
                                                                   5,911,434
                                                                ------------
   RESOLUTION FUNDING -- 6.5%
     Resolution Funding Corp, STRIPS
      zero coupon due 07/15/15(3)................   19,054,000    15,769,338
                                                                ------------
   TOTAL U.S. GOVERNMENT AGENCIES
      ($21,497,352)..............................                 21,680,772
                                                                ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $169,778,513)........................                185,078,323
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 18.5%
   U.S. GOVERNMENT TREASURY BILLS -- 18.5%
     U.S. Treasury Bills
      0.06% due 06/04/09                            22,000,000  $ 21,997,317
      0.16% due 06/04/09(1)......................   10,000,000     9,998,781
      0.23% due 06/04/09.........................   13,000,000    12,998,415
                                                                ------------
   TOTAL SHORT-TERM INVESTMENT SECURITIES
      (cost $44,994,513).........................                 44,994,513
                                                                ------------
   REPURCHASE AGREEMENT -- 5.5%
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.01%, dated
      04/30/09, to be repurchased 05/01/09 in
      the amount of $13,373,004 and
      collateralized by $13,645,000 of U.S.
      Treasury Bills, bearing interest at 0.00%
      due 05/21/09 and having approximate
      value of $13,645,000.
      (cost $13,373,000).........................   13,373,000    13,373,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $228,146,027)(2).....................        100.1%  243,445,836
   Liabilities in excess of other assets.........         (0.1)     (337,102)
                                                  ------------  ------------
   NET ASSETS --                                         100.0% $243,108,734
                                                  ============  ============

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal Only
STRIPS-- Separate Trading of Registered Insterest and Principal of Securities.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------
                                                          VALUE AT   UNREALIZED
NUMBER OF                                       VALUE AT  APRIL 30, APPRECIATION/
CONTRACTS     DESCRIPTION      EXPIRATION DATE TRADE DATE   2009    DEPRECIATION
--------- -------------------- --------------- ---------- --------- -------------
 1 Long   S&P 500 E-Mini Index    June 2009     $38,752    $43,500     $4,748
                                                                       ======

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- April 30, 2009 -- (unaudited)

Industry Allocation*

                     U.S. Treasury Bonds............ 66.1%
                     U.S. Government Treasury Bills. 21.4%
                     Repurchase Agreements..........  6.4%
                     U.S. Government Agencies.......  6.0%
                                                     ----
                                                     99.9%
                                                     ====

Credit Quality+#

                         Government -- Treasury.  91.7%
                         Government -- Agencies.   8.3
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG SERIES TRUST -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- April 30, 2009 -- (unaudited)

                                                     PRINCIPAL   MARKET VALUE
               SECURITY DESCRIPTION                   AMOUNT       (NOTE 2)
  --------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS -- 72.1%
  U.S. TREASURY BONDS -- 66.1%
    U.S. Treasury Bond STRIPS
     zero coupon due 08/15/20(3)
     (cost $43,490,139)............................ $72,890,000  $46,262,335
                                                                 -----------
  U.S. GOVERNMENT AGENCIES -- 6.0%
  RESOLUTION FUNDING -- 6.0%
    Resolution Funding Corp. STRIPS
     zero coupon due 07/15/20(3)
     (cost $4,447,057).............................   7,000,000    4,223,604
                                                                 -----------
  TOTAL LONG-TERM INVESTMENT SECURITIES
     (cost $47,937,196)............................               50,485,939
                                                                 -----------
  SHORT-TERM INVESTMENT SECURITIES -- 21.4%
  U.S. GOVERNMENT TREASURY BILLS -- 21.4%
    U.S. Treasury Bills
     0.06% due 06/04/09............................   5,000,000  $ 4,999,203
     0.12% due 06/04/09(1).........................  10,000,000    9,998,405
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENT SECURITIES
     (cost $14,997,608)............................               14,997,608
                                                                 -----------
  REPURCHASE AGREEMENT -- 6.4%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.01%, dated 04/30/09,
     to be repurchased 05/01/09 in the amount
     of $4,494,001 and collateralized by
     $4,585,000 of U.S. Treasury Bills, bearing
     interest at 0.00% due 05/21/09 and having
     approximate value of $4,585,000.
     (cost $4,494,000).............................   4,494,000    4,494,000
                                                                 -----------
  TOTAL INVESTMENTS --
     (cost $67,428,804)(2).........................        99.9%  69,977,547
  Other assets less liabilities....................         0.1       37,008
                                                    -----------  -----------
  NET ASSETS --                                           100.0% $70,014,555
                                                    ===========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal Only.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------
                                                          VALUE AT   UNREALIZED
NUMBER OF                                       VALUE AT  APRIL 30, APPRECIATION/
CONTRACTS     DESCRIPTION      EXPIRATION DATE TRADE DATE   2009    DEPRECIATION
--------- -------------------- --------------- ---------- --------- -------------
 1 Long   S&P 500 E-Mini Index    June 2009     $38,752    $43,500     $4,748
                                                                       ======

See Notes to Financial Statements

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO PROFILE -- April 30, 2009 -- (unaudited)

INDUSTRY ALLOCATION*

                   U.S. Government Treasury Bills..... 26.7%
                   U.S. Treasury Bonds................ 18.9
                   Federal Home Loan Bank Disc. Notes. 11.3
                   Exchange Traded Funds.............. 10.0
                   Federal Home Loan Mtg. Corp........  7.7
                   Repurchase Agreement...............  4.5
                   Federal Farm Credit Bank...........  5.9
                   Export/Import Banks................  5.5
                   Banks-Commercial...................  3.3
                   Finance-Consumer Loans.............  2.6
                   Federal National Mtg. Assoc........  2.6
                   Diversified Financial Services.....  0.8
                                                       ----
                                                       99.8%
                                                       ====

CREDIT QUALITY+#

                         Government -- Treasury.  55.5%
                         Government -- Agencies.  33.6
                         AAA....................   4.2
                         N/R@...................   6.7
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG SERIES TRUST -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- April 30, 2009 -- (unaudited)


                                                     PRINCIPAL  MARKET VALUE
                SECURITY DESCRIPTION                  AMOUNT      (NOTE 2)
   ------------------------------------------------------------------------
   CORPORATE BONDS & NOTES -- 3.4%
   DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     General Electric Capital Corp.
      FDIC Guar. Notes
      1.58% due 06/08/12(1)........................ $ 1,000,000 $ 1,003,241
     General Electric Capital Corp.
      FDIC Guar. Notes
      2.20% due 06/08/12...........................     500,000     503,129
                                                                -----------
                                                                  1,506,370
                                                                -----------
   FINANCE-CONSUMER LOANS -- 2.6%
     John Deere Capital Corp.
      FDIC Guar. Notes
      2.88% due 06/19/12...........................   5,000,000   5,139,600
                                                                -----------
   TOTAL CORPORATE BONDS & NOTES
      (cost $6,614,376)............................               6,645,970
                                                                -----------
   COMMODITY INDEX-LINKED NOTES -- 8.8%
   BANKS-COMMERCIAL -- 3.3%
     Credit Suisse New York (Indexed to the S&P
      GSCI Official Close Index Total Return)
      Senior Notes
      0.35% due 04/12/10*(1)(4)....................   6,000,000   6,445,201
                                                                -----------
   EXPORT/IMPORT BANKS -- 5.5%
     Eksportfinans A/S (Indexed to the S&P GSCI
      Official Close Index Total Return)
      Notes
      1.00% due 03/23/10*(1)(4)....................   5,000,000   5,366,835
     Swedish Export Credit Corp. (Indexed to the
      S&P GSCI Official Close Index Total Return)
      Notes
      0.98% due 03/23/10*(1)(4)....................   5,000,000   5,366,835
                                                                -----------
                                                                 10,733,670
                                                                -----------
   TOTAL COMMODITY INDEX-LINKED NOTES
      (cost $16,000,000)...........................              17,178,871
                                                                -----------
   U.S. GOVERNMENT AGENCIES -- 16.2%
   FEDERAL FARM CREDIT BANK -- 5.9%
     2.25% due 01/12/12............................   4,000,000   4,004,140
     4.88% due 02/18/11............................   7,000,000   7,437,829
                                                                -----------
                                                                 11,441,969
                                                                -----------
   FEDERAL HOME LOAN MTG. CORP. -- 7.7%
     1.38% due 10/20/10............................  10,000,000  10,016,350
     1.50% due 01/07/11............................   5,000,000   5,026,925
                                                                -----------
                                                                 15,043,275
                                                                -----------
   FEDERAL NATIONAL MTG. ASSOC. -- 2.6%
     2.00% due 01/09/12............................   5,000,000   5,048,525
                                                                -----------
   TOTAL U.S. GOVERNMENT AGENCIES
      (cost $31,420,249)...........................              31,533,769
                                                                -----------
   U.S. GOVERNMENT TREASURIES -- 18.9%
   U.S. Treasury Bonds
      0.63% due 04/15/13 TIPS(3)...................   1,505,625   1,479,277
      0.88% due 04/15/10 TIPS(3)...................  27,997,250  27,761,009
      1.63% due 01/15/15 TIPS(3)...................   1,444,417   1,437,195
      1.88% due 07/15/15 TIPS(3)...................   1,417,949   1,433,015
      1.88% due 07/15/13 TIPS(3)...................   1,617,196   1,647,518
      2.00% due 01/15/14 TIPS(3)...................   1,492,660   1,520,647
      2.00% due 07/15/14 TIPS(3)...................   1,463,189   1,493,825
                                                                -----------
   TOTAL U.S. GOVERNMENT TREASURIES
      (cost $36,112,001)...........................              36,772,486
                                                                -----------

                                                    PRINCIPAL
                                                     AMOUNT/    MARKET VALUE
                SECURITY DESCRIPTION                 SHARES       (NOTE 2)
    -----------------------------------------------------------------------
    EXCHANGE TRADED FUNDS -- 10.0%
    CORPORATE FUNDS -- 10.0%
      iShares Barclays Aggregate Bond Fund........      55,100  $  5,600,364
      iShares iBoxx $ High Yield Corporate Bond
       Fund.......................................      91,800     7,001,586
      iShares iBoxx $ Investment Grade Corporate
       Bond Fund..................................      33,000     3,174,600
      SPDR Barclays Capital High Yield Bond
       ETF........................................     107,600     3,562,636
                                                                ------------
    TOTAL EXCHANGE TRADED FUNDS
       (cost $18,274,573).........................                19,339,186
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $108,421,199)........................               111,470,282
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 38.0%
    U.S. GOVERNMENT AGENCIES -- 11.3%
      Federal Home Loan Bank Disc. Notes
       0.48% due 07/01/09......................... $15,000,000    14,995,935
       0.81% due 12/21/09.........................   7,000,000     6,983,620
                                                                ------------
                                                                  21,979,555
                                                                ------------
    U.S. GOVERNMENT TREASURY BILLS -- 26.7%
      U.S. Treasury Bills
       0.30% due 05/21/09.........................  15,000,000    14,997,492
       0.33% due 06/25/09.........................  12,000,000    11,993,932
       0.46% due 07/30/09.........................  13,500,000    13,495,612
       0.86% due 10/22/09(2)......................  11,500,000    11,485,153
                                                                ------------
                                                                  51,972,189
                                                                ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
       (cost $73,842,949).........................                73,951,744
                                                                ------------
    REPURCHASE AGREEMENT -- 4.5%
      Agreement with State Street Bank & Trust
       Co., bearing interest at 0.01%, dated
       04/30/09, to be repurchased 05/01/09 in
       the amount of $8,675,002 and
       collateralized by $8,425,000 of Federal
       Home Loan Bank Bonds, bearing interest at
       4.38% due 09/17/10 and having an
       approximate value of $8,852,148
       (cost $8,675,000)..........................   8,675,000     8,675,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $190,939,148)(5).....................        99.8%  194,097,026
    Other assets less liabilities.................         0.2       444,470
                                                   -----------  ------------
    NET ASSETS --                                        100.0% $194,541,496
                                                   ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $17,178,871 representing 8.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)Principal amount of security is adjusted for inflation.
(4)Fair valued security; see Note 2.
(5)See Note 5 for cost of investments on a tax basis.
FDIC--Federal Deposit Insurance Corporation
TIPS--Treasury Inflation Protected Securities

        AIG Series Trust -- SunAmerica Alternative Strategies Fund
        PORTFOLIO OF INVESTMENTS -- April 30, 2009 -- (unaudited) (continued)

Open Futures Contracts
-------------------------------------------------------------------------------------------------
                                                                       Value as of   Unrealized
Number of                                                    Value at   April 30,   Appreciation
Contracts            Description            Expiration Date Trade Date    2009     (Depreciation)
--------- --------------------------------- --------------- ---------- ----------- --------------
 80 Long  E-Mini MSCI Emerging Market Index    June 2009    $2,124,800 $ 2,647,200   $  522,400
155 Long  E-Mini MSCI EAFE Index               June 2009     8,020,124   9,011,700      991,576
  6 Long  Russell 2000 Mini                    June 2009       233,029     292,020       58,991
232 Long  S&P 500 E-Mini Index                 June 2009     8,682,194  10,092,000    1,409,806
 23 Long  S&P MidCap 400 E-Mini Index          June 2009     1,044,738   1,288,000      243,262
                                                                                     ----------
                                                                                     $3,226,035
                                                                                     ==========

See Notes to Financial Statements

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)

NOTE 1. ORGANIZATION

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of three different investment funds (each, a "Fund" and collectively, the "Funds"), which were offered to shareholders as of April 30, 2009. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*. SunAmerica Alternative Strategies Fund commenced operations on November 4, 2008. An Investor may invest in one or more of the following Funds: 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively, the "High Watermark Funds") and SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"). The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the High Watermark Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholders ability to receive the Protected High Watermark Value will depend on the High Watermark Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the High Watermark Funds' ability to meet the Payment Undertaking.

   The High Watermark Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the High Watermark Funds' subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the High Watermark Funds' assets will be insufficient to allow a High Watermark Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the High Watermark Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If the High Watermark Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. A new High Watermark fund may be formed with the same Protected Maturity Date to accept new contributions. As described under Note 3 SunAmerica has contractually agreed to reduce its fees in the event that a High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the High Watermark Fund's fixed income securities,

--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)

   and the High Watermark Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the High Watermark Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and a High Watermark Fund is within three years of its initial Protected Maturity Date, the High Watermark Fund can terminate early. If a High Watermark Fund terminates early under these circumstances, the High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the High Watermark Fund or continuing to operate the High Watermark Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date Early High Watermark Fund Termination.

   Please refer to the High Watermark Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, Master Agreement and the early closing and termination conditions.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide commodity and hedge fund exposure and by investing in U.S. Government Securities and other fixed income securities.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments there under, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)

   could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, " Fair Value Measurements " ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds' net assets as of April 30, 2009:

                                                                                                SUNAMERICA ALTERNATIVE
                                 2015 HIGH WATERMARK FUND       2020 HIGH WATERMARK FUND           STRATEGIES FUND
                              ------------------------------ ------------------------------ ------------------------------
                              INVESTMENTS IN OTHER FINANCIAL INVESTMENTS IN OTHER FINANCIAL INVESTMENTS IN OTHER FINANCIAL
VALUATION INPUTS                SECURITIES    INSTRUMENTS*     SECURITIES    INSTRUMENTS*     SECURITIES    INSTRUMENTS*
----------------              -------------- --------------- -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted
 Quoted Prices...............  $163,397,551      $4,748       $46,262,335       $4,748       $ 81,092,437    $3,226,035
Level 2 -- Other Significant
 Observable Inputs...........    80,048,285          --        23,715,212           --         95,825,718            --
Level 3 -- Significant
 Unobservable Inputs.........            --          --                --           --         17,178,871            --
                               ------------      ------       -----------       ------       ------------    ----------
Total........................  $243,445,836      $4,748       $69,977,547       $4,748       $194,097,026    $3,226,035
                               ============      ======       ===========       ======       ============    ==========

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                     SUNAMERICA ALTERNATIVE
                                                        STRATEGIES FUND
                                                 ------------------------------
                                                 INVESTMENTS IN OTHER FINANCIAL
                                                   SECURITIES    INSTRUMENTS*
-                                                -------------- ---------------
Balance as of 11/04/2008@.......................  $        --         $--
Accrued discounts/premiums......................  $        --         $--
Realized gain(loss).............................  $(6,587,878)        $--
Change in unrealized appreciation(depreciation).  $ 2,430,516         $--
Net purchases(sales)............................  $21,336,233         $--
Transfers in and/or out of Level 3..............  $        --         $--
                                                  -----------         ---
Balance as of 4/30/2009.........................  $17,178,871         $--
                                                  ===========         ===
@ Commencement of operations

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

   REPURCHASE AGREEMENTS: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   COMMODITY LINKED NOTE: A commodity linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call options written during the period ended April 30, 2009 are summarized as follows:

                                                     2015 HIGH WATERMARK FUND
                                                     -----------------------
                                                     NUMBER OF    PREMIUMS
                                                     CONTRACTS    RECEIVED
                                                     ---------    ---------
Options outstanding at October 31, 2008.............    (54)     $(312,327)
Options written.....................................    (13)       (17,503)
Options terminated in closing purchase transactions.     67        329,830
Options expired.....................................     --             --
Options exercised...................................     --             --
                                                        ---       ---------
Options outstanding at April 30, 2009...............     --      $      --
                                                        ===       =========

                                                     2020 HIGH WATERMARK FUND
                                                     -----------------------
                                                     NUMBER OF    PREMIUMS
                                                     CONTRACTS    RECEIVED
                                                     ---------    ---------
Options outstanding at October 31, 2008.............    (51)     $(316,789)
Options written.....................................    (25)       (93,609)
Options terminated in closing purchase transactions.     76        410,398
Options expired.....................................     --             --
Options exercised...................................     --             --
                                                        ---       ---------
Options outstanding at April 30, 2009...............     --      $      --
                                                        ===       =========

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   NEW ACCOUNTING PRONOUNCEMENT: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS, DISTRIBUTION AND SERVICE AGREEMENTS

   The Trust, on behalf of the High Watermark Funds and Alternative Strategies Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to SunAmerica with respect to High Watermark Funds and Alternative Strategies Fund are computed daily and payable monthly are as follows: 0.65% of the average daily net assets of the High Watermark Funds and 1.00% of the average daily net assets of the Alternative Strategies Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement") SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. Effective as of September 1, 2006 until October 31, 2007, SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the August 26, 2008 board meeting to continue in effect until October 31, 2009.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos. Pelagos' fee will be 0.40% of the average daily net assets of the Fund. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. The Board has approved the Alternative Strategies Subadvisory Agreement for an initial two-year period ending August 31, 2010.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average net assets. Annual Fund operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of Trustees who are not interested persons of the Trust or SunAmerica as defined by the 1940 Act (the "Disinterested Trustees").

FUND                                     PERCENTAGE
----                                     ----------
2015 High Watermark Class A.............    1.65%
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
SunAmerica Alternative Strategies Class
 A......................................    1.72
SunAmerica Alternative Strategies Class
 C......................................    2.37
SunAmerica Alternative Strategies Class
 W......................................    1.52

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   SunAmerica may also voluntarily waive fees and/or reimburse expenses. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis.

   For the period ended April 30, 2009, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $234,191, and $27,717 for 2015 High Watermark Fund and 2020 High Watermark Fund, respectively.

   Further, any voluntary or contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended April 30, 2009, SunAmerica has contractually and voluntarily waived and/or reimbursed expenses as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................    $136,037
2020 High Watermark.....................      30,086
SunAmerica Alternative Strategies.......     252,143

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $ 73,799
2015 High Watermark Class C.............      60,942
2015 High Watermark Class I.............      81,328
2020 High Watermark Class A.............      32,499
2020 High Watermark Class C.............      15,589
2020 High Watermark Class I.............      33,936
SunAmerica Alternative Strategies Class
 A......................................     143,192
SunAmerica Alternative Strategies Class
 C......................................       3,715
SunAmerica Alternative Strategies Class
 W......................................       1,988

   As of April 30, 2009, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................    $136,037
2020 High Watermark.....................      52,951
SunAmerica Alternative Strategies.......     252,143

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $175,426
2015 High Watermark Class C.............     127,712
2015 High Watermark Class I.............     248,822
2020 High Watermark Class A.............     122,411
2020 High Watermark Class C.............      62,675
2020 High Watermark Class I.............     135,112
SunAmerica Alternative Strategies Class
 A......................................     143,192
SunAmerica Alternative Strategies Class
 C......................................       3,715
SunAmerica Alternative Strategies Class
 W......................................       1,988

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2009, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2009, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   The Trust, on behalf of the Alternative Strategies Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2009, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2009, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         CLASS A                    CLASS A       CLASS C
                          -------------------------------------  ------------- -------------
                                                                  CONTINGENT    CONTINGENT
                           SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                      CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                      -------- -------------- -------------- ------------- -------------
2015 High Watermark...... $270,732    $72,590        $149,190        $934         $7,442
2020 High Watermark......  191,978     73,201          93,452          65            858
SunAmerica Alternative
 Strategies..............  133,866     99,977          (3,168)         --            273

--------
+ Effective November 12, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS")*, an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2009, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    PAYABLE AT
FUND                                     EXPENSES APRIL 30, 2009
----                                     -------- --------------
2015 High Watermark Class A............. $128,171    $21,582
2015 High Watermark Class C.............  101,478     17,361
2015 High Watermark Class I.............   31,993      5,454
2020 High Watermark Class A.............   44,762      7,597
2020 High Watermark Class C.............   17,598      2,994
2020 High Watermark Class I.............   12,920      2,287
SunAmerica Alternative Strategies Class
 A......................................  185,971     33,372
SunAmerica Alternative Strategies Class
 C......................................    3,197      1,006
SunAmerica Alternative Strategies Class
 W......................................    1,255        343

   At April 30, 2009, Variable Annuity Life Insurance Company, an indirect wholly-owned subsidiary of SunAmerica, owned 99.90% and 99.12% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

   At April 30, 2009, the following affiliates owned a percentage of the outstanding shares of the Alternative Strategies Fund; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 27.56% and 42.05% of the Class A shares, respectively.

   On March 4, 2009, American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS, and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

NOTE 4. PURCHASES AND SALES OF INVESTMENT SECURITIES

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2009 were as follows:

                                      PURCHASES         SALES
                                    OF PORTFOLIO    OF PORTFOLIO
                                     SECURITIES      SECURITIES    PURCHASES     SALES
                                   (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.     OF U.S.
                                     GOVERNMENT      GOVERNMENT    GOVERNMENT  GOVERNMENT
FUND                                 SECURITIES)     SECURITIES)   SECURITIES  SECURITIES
----                               --------------- --------------- ----------- ----------
2015 High Watermark...............   $        --     $        --   $21,221,047 $5,855,416
2020 High Watermark...............            --              --    12,160,184  6,993,052
SunAmerica Alternative Strategies.    81,785,220      20,477,452    69,834,482  2,000,000

--------
* Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


NOTE 5. FEDERAL INCOME TAXES

   At April 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                              SUNAMERICA
                                                    2015           2020       ALTERNATIVE
                                               HIGH WATERMARK HIGH WATERMARK  STRATEGIES
                                                    FUND           FUND          FUND
                                               -------------- -------------- ------------
Cost..........................................  $228,148,827   $67,437,137   $190,939,148
                                                ============   ===========   ============
Appreciation..................................    15,302,501     2,772,196      3,268,423
Depreciation..................................        (2,691)     (223,452)      (110,545)
                                                ------------   -----------   ------------
Unrealized appreciation (depreciation) -- net.  $ 15,299,810   $ 2,548,744   $  3,157,878
                                                ============   ===========   ============

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and wash sales.

                                        DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                               ---------------------------------------  ------------------------
                                              FOR THE YEAR ENDED OCTOBER 31, 2008
                               -----------------------------------------------------------------
                                            LONG-TERM      UNREALIZED
                                ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                             INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                           ---------- -------------- -------------- ---------- -------------
2015 High Watermark........... $2,709,076  $(32,820,339)  $  (723,662)  $8,939,238  $6,022,261
2020 High Watermark...........  1,111,117   (21,986,511)   (2,451,113)   3,925,566   2,762,088
SunAmerica Alternative
 Strategies...................         --            --            --           --          --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of October 31, 2008, which are available to offset future capital gains, if any:

                                             CAPITAL LOSS CARRYFORWARD
                                   ----------------------------------------------
FUND                               2009 2010 2011 2012 2013 2014 2015    2016
----                               ---- ---- ---- ---- ---- ---- ---- -----------
2015 High Watermark............... $--  $--  $--  $--  $--  $--  $--  $32,820,339
2020 High Watermark...............  --   --   --   --   --   --   --   21,986,511
SunAmerica Alternative Strategies.  --   --   --   --   --   --   --           --

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


NOTE 6. CAPITAL SHARE TRANSACTIONS

   Transactions in capital shares of each class of each fund were as follows:

                                                                                   2015 HIGH WATERMARK FUND
                                              --------------------------------------------------------------------------
                                                       CLASS A                   CLASS A                 CLASS C
                                              ------------------------  ------------------------  ---------------------
                                                       FOR THE                                           FOR THE
                                                    PERIOD ENDED                 FOR THE               PERIOD ENDED
                                                   APRIL 30, 2009              YEAR ENDED             APRIL 30, 2009
                                                     (UNAUDITED)            OCTOBER 31, 2008           (UNAUDITED)
                                              ------------------------  ------------------------  ---------------------
                                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                                              ----------  ------------  ----------  ------------  --------  -----------
Shares sold..................................  1,049,518  $ 10,162,537   4,665,980  $ 46,890,817   897,848  $ 8,664,026
Reinvested shares............................    165,085     1,594,721     736,570     7,726,622    83,420      803,337
Shares redeemed.............................. (1,119,546)  (10,858,467) (1,962,325)  (19,721,402) (581,762)  (5,601,931)
                                              ----------  ------------  ----------  ------------  --------  -----------
Net increase (decrease)......................     95,057  $    898,791   3,440,225  $ 34,896,037   399,506  $ 3,865,432
                                              ==========  ============  ==========  ============  ========  ===========

                                                           2015 HIGH WATERMARK FUND
                                              --------------------------------------------------
                                                       CLASS I                   CLASS I
                                              ------------------------  ------------------------
                                                       FOR THE
                                                    PERIOD ENDED                 FOR THE
                                                   APRIL 30, 2009              YEAR ENDED
                                                     (UNAUDITED)            OCTOBER 31, 2008
                                              ------------------------  ------------------------
                                                SHARES       AMOUNT       SHARES       AMOUNT
                                              ----------  ------------  ----------  ------------
Shares sold..................................    200,494  $  1,946,421     629,780  $  6,332,161
Reinvested shares............................     57,495       556,548     230,671     2,422,042
Shares redeemed..............................   (157,258)   (1,542,038)   (289,214)   (2,947,844)
                                              ----------  ------------  ----------  ------------
Net increase (decrease)......................    100,731  $    960,931     571,237  $  5,806,359
                                              ==========  ============  ==========  ============

                                                                                   2020 HIGH WATERMARK FUND
                                              --------------------------------------------------------------------------
                                                       CLASS A                   CLASS A                 CLASS C
                                              ------------------------  ------------------------  ---------------------
                                                       FOR THE                                           FOR THE
                                                    PERIOD ENDED                 FOR THE               PERIOD ENDED
                                                   APRIL 30, 2009              YEAR ENDED             APRIL 30, 2009
                                                     (UNAUDITED)            OCTOBER 31, 2008           (UNAUDITED)
                                              ------------------------  ------------------------  ---------------------
                                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                                              ----------  ------------  ----------  ------------  --------  -----------
Shares sold..................................    617,988  $  5,043,148   1,680,692  $ 16,217,374   233,376  $ 1,896,115
Reinvested shares............................     83,067       685,308     357,259     3,754,796    24,228      199,402
Shares redeemed..............................   (473,497)   (3,928,288)   (638,043)   (6,191,453) (110,410)    (907,207)
                                              ----------  ------------  ----------  ------------  --------  -----------
Net increase (decrease)......................    227,558  $  1,800,168   1,399,908  $ 13,780,717   147,194  $ 1,188,310
                                              ==========  ============  ==========  ============  ========  ===========

                                                           2020 HIGH WATERMARK FUND
                                              --------------------------------------------------
                                                       CLASS I                   CLASS I
                                              ------------------------  ------------------------
                                                       FOR THE
                                                    PERIOD ENDED                 FOR THE
                                                   APRIL 30, 2009              YEAR ENDED
                                                     (UNAUDITED)            OCTOBER 31, 2008
                                              ------------------------  ------------------------
                                                SHARES       AMOUNT       SHARES       AMOUNT
                                              ----------  ------------  ----------  ------------
Shares sold..................................    220,246  $  1,806,202     291,078  $  2,862,315
Reinvested shares............................     33,640       277,527     126,421     1,329,951
Shares redeemed..............................    (48,520)     (400,259)   (164,364)   (1,543,292)
                                              ----------  ------------  ----------  ------------
Net increase (decrease)......................    205,366  $  1,683,470     253,135  $  2,648,974
                                              ==========  ============  ==========  ============

                                                                SUNAMERICA ALTERNATIVE STRATEGIES FUND
                                              -------------------------------------------------------------------------
                                                       CLASS A                   CLASS C                 CLASS W
                                              ------------------------  ------------------------  ---------------------
                                                   FOR THE PERIOD            FOR THE PERIOD           FOR THE PERIOD
                                                  NOVEMBER 4, 2008@         NOVEMBER 4, 2008@       NOVEMBER 4, 2008@
                                               THROUGH APRIL 30, 2009    THROUGH APRIL 30, 2009   THROUGH APRIL 30, 2009
                                                     (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
                                              ------------------------  ------------------------  ---------------------
Shares sold.................................. 21,814,867  $213,401,272     687,682  $  6,345,678   247,425  $ 2,307,173
Reinvested shares............................         --            --          --            --        --           --
Shares redeemed.............................. (1,659,510)  (14,667,709)    (55,877)     (512,437)  (10,057)     (91,959)
                                              ----------  ------------  ----------  ------------  --------  -----------
Net increase (decrease)...................... 20,155,357  $198,733,563     631,805  $  5,833,241   237,368  $ 2,215,214
                                              ==========  ============  ==========  ============  ========  ===========

                                              -----------------------
                                                      CLASS C
                                              ----------------------

                                                      FOR THE
                                                    YEAR ENDED
                                                 OCTOBER 31, 2008
                                              ----------------------
                                                SHARES      AMOUNT
                                              ---------  -----------
Shares sold.................................. 5,341,499  $53,119,264
Reinvested shares............................   341,517    3,575,687
Shares redeemed..............................  (869,329)  (8,640,837)
                                              ---------  -----------
Net increase (decrease)...................... 4,813,687  $48,054,114
                                              =========  ===========












Shares sold..................................
Reinvested shares............................
Shares redeemed..............................

Net increase (decrease)......................



                                              -----------------------
                                                      CLASS C
                                              ----------------------

                                                      FOR THE
                                                    YEAR ENDED
                                                 OCTOBER 31, 2008
                                              ----------------------
                                                SHARES      AMOUNT
                                              ---------  -----------
Shares sold..................................   669,271  $ 6,326,961
Reinvested shares............................   118,250    1,241,624
Shares redeemed..............................  (219,283)  (2,136,246)
                                              ---------  -----------
Net increase (decrease)......................   568,238  $ 5,432,339
                                              =========  ===========












Shares sold..................................
Reinvested shares............................
Shares redeemed..............................

Net increase (decrease)......................











Shares sold..................................
Reinvested shares............................
Shares redeemed..............................

Net increase (decrease)......................

--------
@  Commencement of operations.

        AIG SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS -- April 30, 2009 -- (unaudited)
        (continued)


NOTE 7. LINE OF CREDIT

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended April 30, 2009.

NOTE 8. INTERFUND LENDING AGREEMENT

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2009, none of the Funds participated in this program.

NOTE 9. TRUSTEES RETIREMENT PLAN

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               RETIREMENT RETIREMENT RETIREMENT
                                  PLAN       PLAN       PLAN
                               LIABILITY   EXPENSE    PAYMENTS
-                              ---------- ---------- ----------
FUND                                 AS OF APRIL 30, 2009
----                           --------------------------------
2015 High Watermark...........    $69       $1,598     $8,140
2020 High Watermark...........     26          589      3,070
SunAmerica Alternative
 Strategies...................     --           --         --

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- April 30, 2009 -- (unaudited)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the Trust, including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series, SunAmerica and Pelagos (the "Disinterested Trustees"), approved the initial Investment Advisory and Management Agreement between the Trust, on behalf of the SunAmerica Alternative Strategies Fund (the "Fund"), and SunAmerica (the "Advisory Agreement") for an initial two-year period ending August 31, 2010 at an in-person meeting held on August 26-27, 2008. At this same meeting, the Board also approved the initial Subadvisory Agreement between SunAmerica and Pelagos (the "Subadvisory Agreement") with respect to the Fund for an initial two-year period ending August 31, 2010.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and Pelagos, where applicable, provided materials relating to the Board's consideration of whether to approve the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services to be provided by SunAmerica and its affiliates to the Fund; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on proposed Fund fees and expenses; (c) a detailed description of the Fund's investment objective, investment strategies and risks; (d) a discussion on general compliance policies and procedures of SunAmerica and Pelagos; (e) a summary of brokerage and soft dollar practices; and (f) a discussion of the key personnel of SunAmerica, Pelagos and SunAmerica Capital Services, Inc.

In determining whether to approve the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services to be Provided by SunAmerica and Pelagos. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and Pelagos. In connection with the investment advisory services to be provided to the Fund, the Trustees observed that, due to the unique nature of the Fund, they had extensive discussions with representatives of SunAmerica and Pelagos regarding the management of the Fund's investments in accordance with the Fund's stated investment objective and policies, including at both the August 2008 meeting and at the June 3-4, 2008 Board meeting, at which the formation of the Fund was approved. In particular, the Board considered the ability of SunAmerica and Pelagos to effectively implement such strategies as well as their ability to manage the potential risks associated with the Fund's investment objective and policies. The Board also noted that, as part of the Fund's investment strategy, it may make certain investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Board further considered this component of the Fund's investment strategy when evaluating the nature of the services that SunAmerica and Pelagos would be providing to the Fund.

The Board noted that the proposed services under the Advisory Agreement include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Fund without compensation. Finally, the Board noted that SunAmerica will be responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Pelagos. In addition to the quality of the advisory services to be provided, the Board considered the quality of the administrative and non-investment advisory services to be provided to the Fund pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services to be provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel who would be responsible for providing advisory services to the Fund and other key personnel of SunAmerica and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities to other funds its manages; (iii) SunAmerica had been responsive to requests of the

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- April 30, 2009 -- (unaudited) (continued)

Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the organization of the Fund and the industry in general and the formulation and development of the Fund's investment objective and investment strategy. The Board concluded that the nature and extent of services to be provided by SunAmerica under the Advisory Agreement were reasonable and appropriate in relation to the proposed management fees and that the Board expects that the quality of services will be high.

The Board also considered SunAmerica's reputation and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2008, SunAmerica managed, advised an/or administered approximately $49.7 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of subadvisory services to be provided by Pelagos. The Board observed that Pelagos would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund and which transactions the Fund will enter into, subject to the oversight and review of SunAmerica. The Board reviewed Pelagos' limited operating history, structure, relatively small size, visibility and resources, and considered their ability to attract and retain highly qualified investment professionals. The Board reviewed and met with the personnel that would be responsible for the providing subadvisory services to the Fund and concluded, based on their in-depth discussions with the Pelagos representatives and the diligence conducted by SunAmerica, that Pelagos: (i) has the ability to retain high quality portfolio managers and other investment personnel; (ii) would exhibit a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been and would continue to be responsive to requests of the Board and of SunAmerica. The Board considered that Pelagos has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Prospectus. The Board also considered Pelagos' code of ethics, compliance and limited regulatory history and noted that SunAmerica has reviewed Pelagos' compliance program and representatives of SunAmerica have had extensive discussions and meetings with representatives of Pelagos. The Board concluded that the nature and extent of services to be provided by Pelagos under the Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the Board expects that the quality of services will be high.

In approving the Subadvisory Agreement, the Board observed that it was relying in part on the representations and assurances of SunAmerica that it had the capability to effectively monitor the activities of Pelagos in connection with Pelagos' day-to-day management of the Fund. The Board noted further that, given Pelagos' status as a relatively small, start-up firm with no other accounts under management, it was important that SunAmerica closely oversee Pelagos' activities in connection with the performance of its responsibilities under the Subadvisory Agreement.

INVESTMENT PERFORMANCE. Because the Fund is newly formed, the Trustees did not consider the investment performance of the Fund. The Board will monitor the Fund's performance.

CONSIDERATION OF THE MANAGEMENT FEES AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND PELAGOS AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to Pelagos pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, its affiliates or Pelagos in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe"). In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of the proposed fee waivers and expense reimbursements. The Board also observed that SunAmerica was proposing to contractually waive the management fee it received

        AIG SERIES TRUST
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT -- April 30, 2009 -- (unaudited) (continued)

from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary. The Board compared the Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. In addition, the Board acknowledged that such comparisons were even more difficult with respect to the Fund given its unique nature and lack of a true "peer" group that could be evaluated as comparable funds. The Board observed, nonetheless, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also noted that SunAmerica did not manage any other mutual funds and accounts with similar investment strategies to the Fund and, therefore, there were no management fee comparisons to be considered in this regard.

The Board also received and reviewed information regarding the fees to be paid by SunAmerica to Pelagos pursuant to the Subadvisory Agreement. The Board acknowledged that given the unique nature of the Fund as well as the small number of comparable funds (including no others with disclosed subadvisory fees), the Lipper reports did not include any comparable subadvisory fee rates. The Board also considered that the subadvisory fee will be paid by SunAmerica out of its management fee and not by the Fund. The Board further considered the amount of subadvisory fee to be paid out by SunAmerica and the amount of the management fees that it would retain. The Board also observed that Pelagos was proposing to contractually waive the subadvisory fee it received from SunAmerica with respect to the Fund in an amount equal to the subadvisory fee paid to Pelagos by SunAmerica with respect to the Subsidiary. The Board also noted that Pelagos did not manage any other mutual fund and other accounts and, therefore, there were no subadvisory fee comparisons to be considered in this regard.

The Board noted that it did not receive information regarding profitability of SunAmerica, its affiliates and Pelagos because the Fund had not yet commenced operations and the applicable agreements and Rule 12b-1 Plans were not yet in effect.

The Board noted that it had reviewed unaudited financial statements from Pelagos and considered whether Pelagos had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Fund. While the Board acknowledged that Pelagos was a relatively small start-up firm, it observed that the principals of the firm appeared to be committed to the firm and also that SunAmerica was serving as the investment adviser to the Fund and would be responsible for overseeing Pelagos, pursuant to the terms of the Advisory Agreement.

The Board concluded that SunAmerica and Pelagos had the resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to provide the Funds with high quality services that the Board expects. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE. The Board did not review specific information whether shareholders would benefit from economies of scale with respect to the Fund as the Fund has not yet commenced operations.

OTHER FACTORS. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and Pelagos' brokerage and soft dollar practices. The Board considered that SunAmerica and Pelagos will be responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that Pelagos presently does not intend to make use of soft dollars.

CONCLUSION. After full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement, each for an initial two-year period ending August 31, 2010. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] AIG SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 JEFFREY S. BURUM                        The most recent annual and/or quar-        general information of shareholders of
 DR. JUDITH L. CRAVEN                    terly report of Prudential Financial and   the Funds. Distribution of this report
 WILLIAM F. DEVIN                        PGF is available without charge by call-   to persons other than shareholders of
 SAMUEL M. EISENSTAT                     ing (800) 858-8850.                        the Funds is authorized only in con-
 STEPHEN J. GUTMAN                                                                  nection with a currently effective pro-
 PETER A. HARBECK                        VOTING PROXIES ON FUND PORTFOLIO           spectus, setting forth details of the
 WILLIAM J. SHEA                         SECURITIES                                 Funds, which must precede or accom-
                                         A description of the policies and proce-   pany this report.
OFFICERS                                 dures that the Trust uses to determine
 JOHN T. GENOY, PRESIDENT AND CHIEF      how to vote proxies related to securities  DELIVERY OF SHAREHOLDER DOCUMENTS
   EXECUTIVE OFFICER                     held in a Fund's portfolio, which is       The Funds have adopted a policy that
 DONNA M. HANDEL, TREASURER              available in the Trust's Statement of      allows them to send only one copy of a
 JAMES NICHOLS, VICE PRESIDENT           Additional Information, may be ob-         Fund's prospectus, proxy material,
 TIMOTHY PETTEE, VICE PRESIDENT          tained without charge upon request, by     annual report and semi-annual report
 GREGORY N. BRESSLER, CHIEF LEGAL        calling (800) 858-8850. The in-            (the "shareholder documents") to
   OFFICER AND SECRETARY                 formation is also available from the       shareholders with multiple accounts
 NORI L. GABERT, VICE PRESIDENT AND      EDGAR database on the U.S. Secu-           residing at the same "household." This
   ASSISTANT SECRETARY                   rities and Exchange Commission's           practice is called householding and
 CYNTHIA A. SKREHOT, VICE PRESIDENT AND  website at http://www.sec.gov.             reduces Fund expenses, which benefits
   CHIEF COMPLIANCE OFFICER                                                         you and other shareholders. Unless the
 GREGORY R. KINGSTON, VICE PRESIDENT     PROXY VOTING RECORD ON FUND                Funds receive instructions to the con-
   AND ASSISTANT TREASURER               PORTFOLIO SECURITIES                       trary, you will only receive one copy of
 KATHLEEN FUENTES, ASSISTANT SECRETARY   Information regarding how the Trust        the shareholder documents. The Funds
 JOHN E. MCLEAN, ASSISTANT SECRETARY     voted proxies related to securities held   will continue to household the share-
 KRISTINE UNG, ASSISTANT TREASURER       in the Funds during the most recent        holder documents indefinitely, until we
 MATTHEW J. HACKETHAL, ANTI-MONEY        twelve month period ended June 30 is       are instructed otherwise. If you do not
   LAUNDERING COMPLIANCE OFFICER         available, once filed with the U.S.        wish to participate in householding
                                         Securities and Exchange Commission,        please contact Shareholder Services at
INVESTMENT ADVISER                       without charge, upon request, by call-     (800) 858-8850 ext. 6010 or send a
 SUNAMERICA ASSET MANAGEMENT CORP.       ing (800) 858-8850 or on the U.S.          written request with your name, the
 HARBORSIDE FINANCIAL CENTER             Securities and Exchange Commission         name of your fund(s) and your account
 3200 PLAZA 5                            website at http://www.sec.gov.             number(s) to SunAmerica Mutual
 JERSEY CITY, NJ 07311-4992                                                         Funds c/o BFDS, P.O. Box 219186,
                                         DISCLOSURE OF QUARTERLY PORTFOLIO          Kansas City MO, 64121-9186. We
DISTRIBUTOR                              HOLDINGS                                   will resume individual mailings for
 SUNAMERICA CAPITAL SERVICES, INC.       The Trust is required to file its com-     your account within thirty (30) days of
 HARBORSIDE FINANCIAL CENTER             plete schedule of portfolio holdings       receipt of your request.
 3200 PLAZA 5                            with the U.S. Securities and Exchange
 JERSEY CITY, NJ 07311-4992              Commission for its first and third fiscal  The accompanying report has not been
                                         quarters on Form N-Q. The Trust's          audited by independent accountants
SHAREHOLDER SERVICING AGENT              Forms N-Q are available on the U.S.        and accordingly no opinion has been
 SUNAMERICA FUND SERVICES, INC.          Securities and Exchange Commission         expressed thereon.
 HARBORSIDE FINANCIAL CENTER             website at www.sec.gov. You can also
 3200 PLAZA 5                            review and obtain copies of the Forms
 JERSEY CITY, NJ 07311-4992              N-Q at the U.S. Securities and Ex-
                                         change Commission Public Reference
CUSTODIAN AND TRANSFER AGENT             Room in Washington DC (informa
 STATE STREET BANK AND TRUST COMPANY     tion on the operation of the Public
 P.O. BOX 5607                           Reference Room may be obtained by
 BOSTON, MA 02110                        calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                1   GO TO
                    WWW.SUNAMERICAFUNDS.COM

                2   UNDER THE "SHAREHOLDER SERVICES"
                    SECTION, click on the "Go Paperless" link.

                3   FILL OUT THE APPROPRIATE INFORMATION
                    including the email address to which you would like your information sent.
                4   CLICK "SUBMIT" --
                    IT'S THAT EASY!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO]

FOR INFORMATION ON RECEIVING THIS REPORT online, SEE INSIDE BACK COVER.

Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.


HWSAN-4/09

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 6, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 6, 2009